Income Taxes - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Operating Loss Carryforwards [Line Items]
Deferred tax assets, valuation allowance	¥ 26,731	¥ 26,128	¥ 40,021	¥ 33,005
Net operating losses carried forward	104,945
Tax credit carried forward	5,021
Unrecognized deferred tax liabilities	6,844
Undistributed earnings of foreign subsidiaries	311,877
Unrecognized tax benefits that would affect effective tax rate	¥ 1,407	4,482
Expected significant change in unrecognized tax benefits, description	Kyocera expects that a significant change in unrecognized tax benefits might occur within the next 12 months. However, Kyocera anticipates such change will not have significant impact on Kyocera's consolidated results of operations and financial position.
Interest and penalties related to unrecognized tax benefits	¥ 16	(23)	¥ (18)
Interest and penalties related to unrecognized tax benefits accrued	¥ 174	¥ 176
Domestic Tax Authority | National Tax Agency, Japan
Operating Loss Carryforwards [Line Items]
Tax years under income tax examination	2017
Domestic Tax Authority | National Tax Agency, Japan | Subsidiaries
Operating Loss Carryforwards [Line Items]
Net operating losses carried forward	¥ 32,540
Expiration date of operating loss carried forward	9 years
Foreign Tax Authority | Subsidiaries | Tax Credit Carryforward With Expiration
Operating Loss Carryforwards [Line Items]
Tax credit carried forward	¥ 1,011
Expiration date of tax credit carried forward	20 years
Foreign Tax Authority | Subsidiaries | Tax Credit Carryforward Without Expiration
Operating Loss Carryforwards [Line Items]
Tax credit carried forward	¥ 3,238
Foreign Tax Authority | Internal Revenue Service (IRS), U.S.
Operating Loss Carryforwards [Line Items]
Tax years under income tax examination	2014
Foreign Tax Authority | Internal Revenue Service (IRS), U.S. | Subsidiaries
Operating Loss Carryforwards [Line Items]
Net operating losses carried forward	¥ 13,672
Expiration date of operating loss carried forward	20 years
Foreign Tax Authority | Income Tax Authority, Other Than IRS of U.S | Subsidiaries
Operating Loss Carryforwards [Line Items]
Net operating losses carried forward	¥ 58,733